Equity - Schedule of Stock Options Granted (Details) (10-K) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee [Member]
Number of Options Outstanding - Beginning of Period	164	220
Number of Options Granted
Number of Options Forfeited	(4)	(56)
Number of Options Exercised
Number of Options Outstanding - End of Period	160	164
Number of Options Exercisable at the End of the Period	160	139
Weighted Average Exercise Price Outstanding - Beginning of Period	$ 184,656	$ 247,835
Weighted Average Exercise Price Granted
Weighted Average Exercise Price Forfeited	4,423	432,861
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Outstanding - End of Period	189,162	184,656
Weighted Average Exercise Price Exercisable at the End of the Period	$ 189,162	$ 216,819
Non-Employee [Member]
Number of Options Outstanding - Beginning of Period	20	24
Number of Options Granted
Number of Options Forfeited	(4)	(4)
Number of Options Exercised
Number of Options Outstanding - End of Period	16	20
Number of Options Exercisable at the End of the Period	16	18
Weighted Average Exercise Price Outstanding - Beginning of Period	$ 1,693,174	$ 1,542,073
Weighted Average Exercise Price Granted
Weighted Average Exercise Price Forfeited	1,617,338	786,556
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Outstanding - End of Period	1,711,975	1,693,174
Weighted Average Exercise Price Exercisable at the End of the Period	$ 1,711,975	$ 1,689,533